UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (49.2%)
Aerospace & Defense (3.1%)
Boeing	600	$146
Raytheon	200	34
United Technologies	800	95

		275

Agricultural Products (0.3%)
Fresh Del Monte Produce	600	31

Apparel Retail (0.2%)
American Eagle Outfitters	1,600	19

Apparel/Textiles (0.5%)
Carter’s	500	43

Asset Management & Custody Banks (1.0%)
New Mountain Finance	1,800	26
TPG Specialty Lending	3,100	64

		90

Automotive (0.3%)
Cooper-Standard Holdings*	300	31

Automotive Retail (0.3%)
Murphy USA*	300	23

Banks (0.5%)
United Financial Bancorp	1,800	33
Wells Fargo	300	16

		49

Biotechnology (0.6%)
Amgen	300	52

Cable & Satellite (1.2%)
Comcast, Cl A	2,600	105

Chemicals (0.3%)
Stepan	300	25

Commercial Services (0.5%)
Convergys	900	22
Sykes Enterprises*	800	27

		49

Computers & Services (2.1%)
Apple	1,000	149
Dell Technologies, Cl V*	167	11
DXC Technology	60	5
Hewlett Packard Enterprise	700	12
HP	700	13

		190

	Shares	Value (000)
Diversified REIT’s (0.3%)
Select Income	1,000	$23

Drug Retail (1.1%)
CVS Health	1,200	96

Electrical Services (6.1%)
Consolidated Edison	1,300	108
Edison International	1,000	79
Entergy	700	54
Exelon	2,200	84
FirstEnergy	1,600	51
Public Service Enterprise Group	2,100	94
SCANA	1,100	71

		541

Environmental & Facilities Services (1.9%)
Republic Services, Cl A	1,300	83
Waste Management	1,100	83

		166

Financial Services (0.3%)
Capital One Financial	300	26

Food, Beverage & Tobacco (1.6%)
Sanderson Farms	600	79
Tyson Foods, Cl A	1,000	63

		142

General Merchandise Stores (0.8%)
Target	1,300	74

Health Care Distributors (0.3%)
Cardinal Health	400	31

Health Care Facilities (1.1%)
HCA Holdings*	1,200	96

Health Care Services (0.5%)
Quest Diagnostics	400	43

Insurance (5.6%)
Allstate	1,600	146
Anthem	100	19
Berkshire Hathaway, Cl B*	900	157
Chubb	300	44
CIGNA	300	52
Travelers	600	77

		495

IT Consulting & Other Services (1.1%)
International Business Machines	650	94

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Machinery (0.4%)
Deere	300	$38

Mortgage REIT’s (2.0%)
Annaly Capital Management	5,100	61
MFA Financial	4,300	37
Starwood Property Trust	2,100	46
Two Harbors Investment	3,000	30

		174

Multimedia (0.9%)
Viacom, Cl B	400	14
Walt Disney	600	66

		80

Office REIT’s (0.3%)
Franklin Street Properties	2,100	22
Government Properties Income Trust	400	7

		29

Paper Packaging (0.2%)
Bemis	400	17

Petroleum & Fuel Products (0.7%)
ExxonMobil	300	24
Valero Energy	600	41

		65

Pharmaceuticals (5.1%)
AbbVie	200	14
Johnson & Johnson	1,300	172
Merck	1,500	96
Pfizer	5,100	169

		451

Retail (2.8%)
Brinker International	500	18
Kohl’s	800	33
Kroger	2,300	56
Macy’s	300	7
Wal-Mart Stores	1,700	136

		250

Retail REIT’s (0.2%)
Retail Properties of America, Cl A	1,600	21

Semi-Conductors/Instruments (1.3%)
Intel	2,300	82
QUALCOMM	600	32

		114

Telephones & Telecommunications (3.6%)
AT&T	2,600	101
Cisco Systems	2,900	91

	Shares	Value (000)
Telephones & Telecommunications (continued)
Motorola Solutions	600	$55
Verizon Communications	1,500	73

		320

Total Common Stock (Cost $4,040)		4,368

Foreign Common Stock (48.2%)
Australia (0.8%)
Dexus Property Group	4,000	30
Telstra	13,200	43

		73

Austria (0.2%)
EVN	900	14

Bermuda (1.9%)
Axis Capital Holdings	1,000	65
Everest Re Group	300	79
Validus Holdings	400	21

		165

Canada (4.4%)
Bank of Montreal	700	53
Bank of Nova Scotia	400	25
Canadian Imperial Bank of Commerce	300	26
Canadian Tire, Cl A	400	46
Metro, Cl A	1,400	48
National Bank of Canada	400	18
Power Financial	1,000	27
Royal Bank of Canada	300	22
TELUS	2,300	83
Toronto-Dominion Bank	800	41

		389

China (0.5%)
China Resources Power Holdings	10,000	19
Shenzhen Expressway, Cl H	28,000	25

		44

Denmark (0.6%)
Matas	2,500	39
Spar Nord Bank	900	12

		51

France (2.7%)
Atos	100	15
Cie Generale des Etablissements Michelin	300	41
Sanofi	1,200	115
Total	1,400	71

		242

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Germany (1.9%)
Celesio	1,300	$41
Muenchener Rueckversicherungs	300	65
Siemens	200	27
Talanx	900	37

		170

Guernsey (0.7%)
Amdocs	900	60

Hong Kong (3.6%)
BOC Hong Kong Holdings	3,500	17
China Minsheng Banking, Cl H	29,000	29
China Mobile	3,500	38
China Water Affairs Group	50,000	27
China Zhongwang Holdings	145,600	73
CLP Holdings	5,000	53
Great Eagle Holdings	5,000	27
Kerry Properties	16,500	58

		322

Hungary (0.6%)
Magyar Telekom Telecommunications	26,500	48

Indonesia (0.8%)
Bank Negara Indonesia Persero	127,500	71

Israel (1.5%)
Bank Hapoalim	5,400	37
Mizrahi Tefahot Bank	3,100	56
Paz Oil	250	42

		135

Japan (7.5%)
Ashikaga Holdings	8,000	31
Astellas Pharma	1,700	22
Canon Electronics	1,300	25
Doutor Nichires Holdings	2,300	51
Fuji Oil	900	21
Geo Holdings	1,600	18
Heiwa	1,500	33
Japan Airlines	1,400	45
KDDI	500	13
KYORIN Holdings	1,200	26
Mitsubishi Shokuhin	1,100	32
Mitsubishi Tanabe Pharma	900	21
Nichias	4,000	49
Nippon Flour Mills	1,800	29
Nippon Telegraph & Telephone	1,800	88

	Shares	Value (000)
Japan (continued)
NTT DOCOMO	600	$14
Osaka Gas	5,000	20
Shimachu	1,500	38
SKY Perfect JSAT Holdings	2,100	9
Sumitomo Osaka Cement	10,000	47
Toshiba Plant Systems & Services	2,300	37

		669

Malaysia (0.7%)
AMMB Holdings	22,300	26
Tenaga Nasional	11,500	38

		64

New Zealand (0.6%)
Fletcher Building	6,400	39
SKY Network Television	5,700	14

		53

Norway (0.2%)
Yara International	500	20

Poland (0.1%)
PGE*	3,200	12

Russia (0.2%)
Lukoil PJSC ADR	400	19

Singapore (2.2%)
DBS Group Holdings	4,100	65
Mapletree Industrial Trust	32,800	45
Venture	4,500	44
Yanlord Land Group	31,200	42

		196

South Africa (0.2%)
Astral Foods	1,600	17

South Korea (3.9%)
KB Financial Group	1,500	79
Kia Motors	1,200	39
Korea Electric Power	1,500	60
Korean Reinsurance	1,000	11
KT&G	400	41
LG Uplus	4,100	61
SK Telecom	200	50

		341

Switzerland (1.7%)
BKW	800	46
Roche Holding AG	230	58
Valiant Holding	400	47

		151

Taiwan (3.8%)
China Motor	45,000	39

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Taiwan (continued)
China Synthetic Rubber	24,000	$27
First Financial Holding	124,000	84
Greatek Electronics	16,000	27
Hon Hai Precision Industry	30,000	117
Hua Nan Financial Holdings	55,000	32
King’s Town Bank	14,000	14

		340

Thailand (2.7%)
Bangchak	39,800	42
Kiatnakin Bank	22,900	46
PTT	2,600	30
Thai Oil	28,200	73
Tisco Financial Group	20,800	46

		237

Turkey (0.3%)
Cimsa Cimento Sanayi VE Ticaret	3,300	14
TAV Havalimanlari Holding	2,300	14

		28

United Kingdom (3.9%)
BAE Systems	5,100	40
BP	5,700	33
Coats Group	68,500	72
GlaxoSmithKline	5,800	116
Imperial Brands	500	21
J Sainsbury	9,000	29
Tate & Lyle	4,300	38

		349

Total Foreign Common Stock (Cost $3,887)		4,280

Preferred Stock (0.5%)
Brazil (0.1%)
Cia Paranaense de Energia	1,400	12

	Shares	Value (000)
South Korea (0.4%)
Samsung Electronics	20	$34

Total Preferred Stock (Cost $34)		46

	Face Amount (000)
Repurchase Agreement (0.7%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $65 (collateralized by various U.S. Treasury Notes, par values ranging $10 - $47, 1.000% - 2.125%, 09/07/17 – 12/31/22; with total market value $66)	$65	65

Total Repurchase Agreement (Cost $65)		65

Total Investments — 98.5% (Cost $8,026) †		$8,759

Percentages are based on Net Assets of $8,887 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $8,026 (000), and the unrealized appreciation and depreciation were $1,010 (000) and $(277) (000) respectively.

ADR	— American Depositary Receipt

Cl	— Class

PJSC	— Public Joint Stock Company

REIT	— Real Estate Investment Trust

Schedule of Investments July 31, 2017	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Common Stock	$4,368	$—	$—	$4,368
Foreign Common Stock	4,280	—	—	4,280
Preferred Stock	46	—	—	46
Repurchase Agreement	—	65	—	65
Total Investments in Securities	$8,694	$65	$—	$8,759

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2017, there were transfers of $48 (000) from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017